Leases - Summary of Future Minimum Lease Payments Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2021	$ 1,572
Thereafter	0
Total lease payments	1,572
Less: imputed interest	(69)
Total operating lease liabilities	$ 1,503